34. Finance debt (Details 2) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
DisclosureFinanceDebtLineItems [Line Items]
Opening balance		$ 63,260
Cumulative translation adjustment (CTA)		(9,106)		$ (1,209)
Transfer to liabilities classified as held for sale		(685)		(3,246)
Ending balance		53,888		63,260
Finance debt [member]
DisclosureFinanceDebtLineItems [Line Items]
Opening balance		63,260		84,175
Additions		17,023		7,543
Principal amortization		(24,551)	[1]	(26,451)
Interest amortization		(3,319)		(4,598)	[1]
Accrued interest	[2]	3,586		4,707
Foreign exchange/ inflation indexation charges		1,809		649
Cumulative translation adjustment (CTA)		(3,674)		(912)
Modification of contractual cash flows		(245)		29
Transfer to liabilities classified as held for sale				(1,882)
Ending balance		53,888		63,260
BRAZIL
DisclosureFinanceDebtLineItems [Line Items]
Opening balance		10,730
Ending balance		8,854		10,730
BRAZIL | Finance debt [member]
DisclosureFinanceDebtLineItems [Line Items]
Opening balance		10,730		16,251
Additions		1,488		2,181
Principal amortization		(1,080)	[1]	(5,663)
Interest amortization		(352)		(745)	[1]
Accrued interest	[2]	399		829
Foreign exchange/ inflation indexation charges		142		111
Cumulative translation adjustment (CTA)		(2,473)		(352)
Modification of contractual cash flows
Transfer to liabilities classified as held for sale		(2,473)		(1,882)
Ending balance		8,853		10,730
Abroad [member]
DisclosureFinanceDebtLineItems [Line Items]
Opening balance		52,530
Ending balance		45,034		52,530
Abroad [member] | Finance debt [member]
DisclosureFinanceDebtLineItems [Line Items]
Opening balance		52,530		67,924
Additions		15,535		5,362
Principal amortization		(23,471)	[1]	(20,788)
Interest amortization		(2,967)		(3,853)	[1]
Accrued interest	[2]	3,187		3,878
Foreign exchange/ inflation indexation charges		1,667		538
Cumulative translation adjustment (CTA)		(1,201)		(560)
Modification of contractual cash flows		(245)		29
Transfer to liabilities classified as held for sale
Ending balance		45,035		$ 52,530
Abroad [member] | Debt restructuring [member]
DisclosureFinanceDebtLineItems [Line Items]
Principal amortization	[1]	(1,176)
Interest amortization
Abroad [member] | Deposits linked to financing [member]
DisclosureFinanceDebtLineItems [Line Items]
Principal amortization	[1]
Interest amortization		162
Abroad [member] | Net cash used in financing activities [member]
DisclosureFinanceDebtLineItems [Line Items]
Principal amortization	[1]	(25,727)
Interest amortization		$ (3,157)

[1]	It includes pre-payments.
[2]	It includes premium and discount over notional amounts, as well as gains and losses by modifications in contractual cash flows.